Acquisition of Subsidiaries (Details)					6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 AUD ($)	Jun. 02, 2026	May 29, 2026
Acquisition of The Ritz Carlton, Perth [Member]
Acquisitions of Subsidiaries [Line Items]
Consideration for the acquisition					$ 42,939,000				$ 100,000,000
Fair value					2,449,000
Gross contractual amounts					2,449,000
Collected amount					2,449,000
Property, plant and equipment acquired with fair value					233,817,000
Deposits for acquisition				$ 60,000,000
Total consideration					$ 71,565,000
Percentage of non-controlling interest					50.00%	50.00%
Acquisition of Upper View Regalia Hotel, Kuala Lumpur [Member]
Acquisitions of Subsidiaries [Line Items]
Equity interest											80.00%
Consideration for the acquisition					$ 31,908,000
Fair value					321,000
Gross contractual amounts					321,000
Collected amount					321,000
Property, plant and equipment acquired with fair value					$ 58,728,000
Deposits for acquisition			$ 230,000,000			$ 20,000,000
Deferred consideration								$ 24,000,000
Number of days					60 days	60 days
Total consideration					$ 38,290,000			300,000,000
Percentage of non-controlling interest					20.00%	20.00%
Number of days of post completion					90 days	90 days
Acquisition of Dao by Dorsett Hornsey, London [Member]
Acquisitions of Subsidiaries [Line Items]
Equity interest										100.00%
Consideration for the acquisition					$ 25,408,000		£ 22,656,000
Fair value					111,000
Gross contractual amounts					111,000
Collected amount					111,000
Property, plant and equipment acquired with fair value					34,144,000
Deposits for acquisition	$ 2,685,000	£ 2,000,000			$ 22,723,000
Number of days of deferred consideration					45 days	45 days
Total consideration					$ 30,424,000
Perth EQ Pty Ltd [Member] | Acquisition of The Ritz Carlton, Perth [Member]
Acquisitions of Subsidiaries [Line Items]
Equity interest											50.00%
Perth FEC Pty Ltd [Member] | Acquisition of The Ritz Carlton, Perth [Member]
Acquisitions of Subsidiaries [Line Items]
Equity interest											50.00%
Perth Hotel Group [Member]
Acquisitions of Subsidiaries [Line Items]
Percentage of non-controlling interest					50.00%	50.00%
Perth Hotel Group [Member] | Acquisition of The Ritz Carlton, Perth [Member]
Acquisitions of Subsidiaries [Line Items]
Consideration for the acquisition					$ 71,565,000
Kuala Lumpur Hotel Group [Member] | Acquisition of Upper View Regalia Hotel, Kuala Lumpur [Member]
Acquisitions of Subsidiaries [Line Items]
Equity interest											100.00%
Deferred consideration								$ 26,000,000
Hornsey Hotel Group [Member] | Acquisition of Dao by Dorsett Hornsey, London [Member]
Acquisitions of Subsidiaries [Line Items]
Consideration for the acquisition					$ 30,424,000